Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	ORCKIT COMMUNICATIONS LTD
Entity Central Index Key	0001021620
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	22,761,256
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,485	$ 7,610
Marketable and other securities	19,703	11,585
Trade receivables	6,482	6,624
Inventories	4,082	3,183
Other current assets	2,238	3,197
T o t a l current assets	35,990	32,199
LONG-TERM INVESTMENTS:
Marketable and other securities		16,351
Severance pay fund	3,248	3,611
Total long-term investments	3,248	19,962
PROPERTY AND EQUIPMENT, net	1,050	923
DEFERRED ISSUANCE COSTS, net	34	173
T o t a l assets	40,322	53,257
CURRENT LIABILITIES:
Trade payables	2,988	3,778
Accrued expenses and other payables	6,178	6,910
Deferred income	1,478	909
Convertible subordinated notes, Series A (note 4)	24,682
T o t a l current liabilities	35,326	11,597
LONG-TERM LIABILITIES:
Accrued severance pay and other	3,944	4,446
Deferred Income	778	1,024
Convertible subordinated notes (note 4)	4,389	24,938
T o t a l long-term liabilities	9,111	30,408
COMMITMENTS AND CONTINGENT LIABILITY (note 5)
T o t a l liabilities	44,437	42,005
EQUITY (CAPITAL DEFIICIENCY) (note 6):
Share capital - ordinary shares of no par value (authorized: December 31, 2010 - 75,000,000 shares; December 31, 2011 - 95,000,000; issued: December 31, 2010 - 25,128,358 shares; December 31, 2011 - 25,406,095 shares; outstanding: December 31, 2010 - 22,483,519 shares; December 31, 2011 - 22,761,256 shares) and additional paid in capital	360,190	358,589
Warrants	3,588	3,428
Accumulated deficit	(362,454)	(345,065)
Accumulated other comprehensive income (loss)	205	(56)
Treasury shares, at cost (2,644,839 ordinary shares)	(5,644)	(5,644)
T o t a l equity (capital deficiency)	(4,115)	11,252
T o t a l liabilities and equity (capital deficiency)	40,322	53,257
Convertible Subordinated Notes Series A [Member]
LONG-TERM LIABILITIES:
Convertible subordinated notes (note 4)	24,938
Convertible Subordinated Notes Series B [Member]
LONG-TERM LIABILITIES:
Convertible subordinated notes (note 4)		$ 4,389

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, no par value
Ordinary shares, shares authorized	95,000,000	75,000,000
Ordinary shares, shares issued	25,406,095	25,128,358
Ordinary shares, shares outstanding	22,761,256	22,483,519
Treasury shares, shares	2,644,839	2,644,839

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 15,585	$ 14,631	$ 12,727
COST OF REVENUES	(8,646)	(9,340)	(8,244)
GROSS PROFIT	6,939	5,291	4,483
RESEARCH AND DEVELOPMENT EXPENSES - net	(9,909)	(14,098)	(13,608)
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(13,419)	(16,498)	(15,677)
OPERATING LOSS	(16,389)	(25,305)	(24,802)
FINANCIAL EXPENSES - net	(4,991)	(1,642)	(362)
GAIN FROM EARLY EXTINGUISHMENT OF NOTES			2,985
INCOME (EXPENSES) FROM DEVALUATION (REVAULATION) OF CONVERSION FEATURE EMBEDDED IN SERIES A CONVERTIBLE NOTES (note 4)	1	(28)	(883)
INCOME FROM DEVALUATION OF SERIES B CONVERTIBLE NOTES (note 4)	3,621
OTHER INCOME (note 9k)	369	1,624
NET LOSS	$ (17,389)	$ (25,351)	$ (23,062)
LOSS PER SHARE ("EPS") (note 9m, 1n):
Basic	$ (0.77)	$ (1.33)	$ (1.4)
Diluted	$ (0.84)	$ (1.33)	$ (1.4)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EPS (in thousands):
Basic	22,689	19,024	16,483
Diluted	24,484	19,024	16,483

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) (USD $) In Thousands, except Share data	Total	Share Capital and Additional Paid in Capital [Member]	Warrants [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]
BALANCE at Dec. 31, 2008	$ 36,761	$ 341,692		$ (296,652)	$ (2,635)	$ (5,644)
BALANCE, shares at Dec. 31, 2008		16,403,000
Net loss	(23,062)			(23,062)
Unrealized gains on available-for-sale marketable securities, net	2,039				2,039
T o t a l comprehensive loss	(21,023)
Exercise of options granted to employees	35	35
Exercise of options granted to employees, shares		165,000
Compensation related to employee stock option grants	1,691	1,691
BALANCE at Dec. 31, 2009	17,464	343,418		(319,714)	(596)	(5,644)
BALANCE, shares at Dec. 31, 2009		16,568,000
Net loss	(25,351)			(25,351)
Unrealized gains on available-for-sale marketable securities, net	540				540
T o t a l comprehensive loss	(24,811)
Issuance of share capital and warrants, net of issuance costs	16,992	13,564	3,428
Issuance of share capital and warrants, net of issuance costs, shares		5,652,000
Exercise of options granted to employees	35	35
Exercise of options granted to employees, shares		264,000
Compensation related to employee stock option grants	1,572	1,572
BALANCE at Dec. 31, 2010	11,252	358,589	3,428	(345,065)	(56)	(5,644)
BALANCE, shares at Dec. 31, 2010	22,483,519	22,484,000
Net loss	(17,389)			(17,389)
Unrealized gains on available-for-sale marketable securities, net	261				261
T o t a l comprehensive loss	(17,128)
Issuance of share capital and warrants, net of issuance costs	660	500	160
Issuance of share capital and warrants, net of issuance costs, shares		240,000
Exercise of options granted to employees	15	15
Exercise of options granted to employees, shares		37,000
Compensation related to employee stock option grants	1,086	1,086
BALANCE at Dec. 31, 2011	$ (4,115)	$ 360,190	$ 3,588	$ (362,454)	$ 205	$ (5,644)
BALANCE, shares at Dec. 31, 2011	22,761,256	22,761,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (17,389)	$ (25,351)	$ (23,062)
Depreciation and amortization:
Property and equipment	526	737	740
Deferred issuance costs	139	139	150
Accrued interest, premium amortization and currency differences on marketable securities	2,063	(1,515)	(849)
Impairment of marketable securities	2,772	447	97
Increase (decrease) in accrued severance pay	(522)	330	(308)
Compensation related to employee stock option grants	1,086	1,572	1,691
Revaluation (devaluation) of conversion feature embedded in convertible notes	(1)	28	883
Adjustments in the value of Series A convertible notes	(255)	2,914	1,324
Adjustments in the value of Series B convertible notes	(3,621)
Gain from early extinguishment of Series A convertible notes			(2,985)
Gain from the sale of an equity investment	(369)	(1,624)
Increase in other long-term liabilities	20	20	20
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables	142	(6,166)	3,362
Decrease (increase) in other current assets	959	(2,052)	2,172
Decrease in trade payables, accrued expenses and other payables	(1,522)	(742)	(934)
Increase (decrease) in deferred income	323	562	(1,416)
Increase in inventories	(899)	(481)	(931)
Net cash used in operating activities	(16,548)	(31,182)	(20,046)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(653)	(557)	(465)
Change in funds in respect of accrued severance pay, net	363	(317)	44
Proceeds from equity investments	369	2,772
Bank deposits, net		4,000	(2,500)
Maturity of marketable securities held to maturity		9,837	29,733
Proceeds from marketable securities available for sale	12,583	7,572	481
Purchase of marketable securities held to maturity			(6,163)
Purchase of marketable securities available for sale	(8,924)	(9,651)	(5,270)
Net cash provided by investing activities	3,738	13,656	15,860
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of options granted to employees	15	35	35
Proceeds from issuance of share capital and warrants	660	16,992
Issuance of Series B convertible notes, net of issuance costs	8,010
Early extinguishment of convertible subordinated notes			(2,985)
Net cash provided by (used in) financing activities	8,685	17,027	(2,950)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(4,125)	(499)	(7,136)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	7,610	8,109	15,245
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	3,485	7,610	8,109
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION - CASH PAID DURING THE YEAR FOR:
Interest paid	1,597	1,509	1,545
Advances paid to income tax authorities	$ 16	$ 43	$ 85

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Issuance of shares, number of shares	36,414
Issuance of shares, value of shares	$ 100,000

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES:

a.	General:

1)	Nature of operations

Orckit Communications Ltd. ("Orckit") is an Israeli corporation. Orckit and its wholly-owned subsidiaries, mainly Orckit-Corrigent ("Corrigent") (together - "the Company") are engaged in the design, development, manufacture and marketing of advanced telecom equipment  to telecommunication service providers in active metropolitan areas. The Company's products are transport telecommunication equipment targeting high capacity packetized metropolitan networks.

For segment information see note 9g.

The Company currently procures a number of major components of its products from single source suppliers.

2)	Functional currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar ("dollar" or "$"), since most purchases of materials and components are made in dollars and most of its assets are denominated in dollars.

Transactions and balances originally denominated in dollars are presented in their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively.  For non-dollar transactions reflected in the statements of operations, the exchange rates at transaction dates are used.  Depreciation and amortization and changes in inventories derived from non-monetary items are based on historical exchange rates. The resulting currency transaction gains or losses are carried to financial income or expenses, as appropriate.

3)	Accounting principles

The consolidated financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") in the United States.

4)	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reported years. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition, provision for servicing products under warranty, inventories, fair value of financial instruments, estimation of the fair value of share-based compensation and other-than-temporary impairment of marketable and other securities.

5)
The Company has suffered recurring losses as well as negative cash flows from operating activities and has a negative shareholders' equity. During 2011 and through the date of issuance of these financial statements, in order to allow time for negotiation, from time to time, the holders of the Company's Series A convertible subordinated notes granted extensions and deferrals to dates on which the Company was due to make payments on account of these notes. As more fully described in Note 10, Subsequent Events, after the balance sheet date the Company and the holders of its Series A and Series B convertible subordinated notes have agreed to an arrangement ("Arrangement") to extend the repayment dates and revise the conversion features; this Arrangement is  pending court approval.  Based on the  advice of counsel which was based on their analysis of similar cases,  management believes the  Arrangement  will be  approved by court. Management is in the process of evaluating various financing alternatives through fund raising in the public or private equity markets. Although there is no assurance that the Company will be successful with those initiatives, management believes that it will be able to secure the necessary financing as a result of its ongoing financing efforts, in which case management believes that the cash and other liquid resources on hand with the addition of cash flows from future operations will be sufficient for the Company to sustain operations and repay the notes holders through March 2013. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the resolution of these uncertainties.

b.	Principles of consolidation

The consolidated financial statements include the financial statements of Orckit and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated.

c.	Marketable and other securities

Debt securities that the Company plans to hold to maturity, and based on its assessment has the ability to hold to maturity, are classified as "held to maturity" and are recorded at amortized cost. The premium or discount is amortized over the period to maturity and included in financial income or expenses. On December 31, 2010, the Company reclassified its entire portion of investment portfolio classified at that date as held-to-maturity to available-for-sale because based on management's evaluation, it might not hold these securities to maturity, but rather sell a portion of the securities to provide funds for operations. For a debt security transferred into the available-for-sale category, the unrealized holding gain or loss at the date of the transfer is recognized in a separate component of comprehensive income (loss) in shareholders' equity.

Other debt securities are classified as available-for-sale. These securities are reported at fair value, with unrealized gains and losses reported as a separate component of comprehensive income (loss) in shareholders' equity. When securities do not have an active market, fair value is determined using a valuation model. Unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. Realized gains and losses on sales of securities, as well as premium or discount amortization, are included in the consolidated statement of operations as financial income or expenses. The Company does not hold any securities for trading purposes.

An other-than-temporary impairment is triggered when there is intent to sell the security, it is more likely than not that the security will be required to be sold before recovery of its amortized cost basis, or the Company does not expect to recover the entire amortized cost basis of the security. If the debt security's market value is below amortized cost and the Company either intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the Company records an other-than-temporary impairment charge to financial expenses for the entire amount of the impairment. For the remaining debt securities, if an other-than-temporary impairment exists, the Company separates the other-than-temporary impairment into the credit loss portion and the non-credit loss portion. The credit loss portion is the difference between the amortized cost of the security and the Company's best estimate of the present value of the cash flows expected to be collected from the debt security. The non-credit loss portion is the residual amount of the other-than-temporary impairment. The credit loss portion is recorded as a charge to financial expenses, and the non-credit loss portion is recorded as a separate component of other comprehensive income (loss).

d.	Inventories

 Inventories, are valued at the lower of cost or market. Cost is determined as follows:

Raw materials and supplies - on moving average basis.
Finished products - on basis of production costs:
Raw materials and supplies - on moving average basis.
Labor and production cost - on average basis.

Cost of finished products that are manufactured completely by subcontractors are determined based on the specific cost of each product. The Company writes down product inventory based on forecasted demand and technological obsolescence.

e.	Property and equipment:

1)	These assets are stated at cost.

2)	The assets are depreciated by the straight-line method on the basis of their estimated useful life, as follows:

Years
Computers, software and equipment	3
Office furniture and equipment	10

Leasehold improvements are amortized by the straight-line method, over the term of the lease, or over the estimated useful life of the improvements - whichever is shorter.

f.	Impairment of property and equipment

Long-lived assets, held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future cash flows (undiscounted and without interest charges) of long-lived assets is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets would be written down to their estimated fair values.

g.	Deferred issuance costs

Issuance costs in the original amount of $917,000 in connection with the Series A convertible subordinated notes were deferred and are amortized over the period from issuance date to March 2012. Upon early repurchase of such notes, applicable issuance costs were offset against the gain recorded, proportionately to the amounts of notes repurchased (see note 4).

Since the Series B convertible subordinated notes are carried on the balance sheet at their fair value, the issuance costs in connection with these notes were expensed upon issuance.

h.	Treasury shares

Ordinary shares purchased by the Company are presented as a reduction of shareholders' equity, at their cost to the Company.

i.	Revenue recognition

Revenues from sales of products are recognized when delivery occurs and title passes to the customer, provided that appropriate signed documentation of an arrangement exists, the fee is fixed or determinable and collectability is reasonably assured.

Certain of the Company's arrangements include hardware that functions together with software to provide the essential functionality of the product. Through December 31, 2010, software revenue recognition guidance also applies to non-software deliverables, such as computer hardware, if the software is essential to the functionality of the non-software deliverables, as is the case with the Company's deliverables. Accordingly, revenues from sales of software products were recognized when, in addition to the criteria mentioned above, vendor-specific objective evidence ("VSOE") of fair value for undelivered elements exists. VSOE is typically based on the price charged when an element is sold separately or, if an element is not sold separately, on the price established by authorized management, if it is probable that the price, once established, will not be changed when this element is commercially sold.

In October 2009, the FASB issued Accounting Standard Update No. 2009-14: Certain Revenue Arrangements That Include Software Elements - ("ASU 2009-14"). ASU 2009-14 amends the scope of the software revenue guidance in Topic 985-605 to exclude, inter alia, non-software components of tangible products and software components of tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after January 1, 2011. Certain of the Company's multiple element arrangements include hardware that functions together with software to provide the essential functionality of the product. Accordingly, such arrangements are no longer accounted for in accordance with the FASB's software revenue guidance. Instead, they are accounted for in accordance with the new guidance for multiple-deliverable arrangements.

The Company grants to customers post-contract hardware and software support services ("PCS") in connection with its sales. VSOE of the fair value of PCS was established based on Company's practice with its customers. Therefore, revenues from the sale of products were recognized upon delivery (when the criteria mentioned above are met), and the fair value of PCS is deferred and recognized over the term of the PCS.

In October 2009, the FASB issued Accounting Standard Update No. 2009-13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements ("ASU 2009-13"). The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after January 1, 2011. Under the new guidance, the Company separates its multiple-deliverable arrangements into more than one unit of accounting when both of the following criteria are met:

(1)	The delivered item(s) has value to the customer on a stand-alone basis; and
(2)
If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially within the Company's control.

If these criteria are met, consideration is allocated at inception of the arrangement to all deliverables on the basis of the relative selling price. The selling price of each deliverable is based upon the following selling price hierarchy: VSOE if available, third party evidence of selling price ("TPE") if VSOE is not available or best estimate of selling price if neither VSOE nor TPE is available. Under the new guidance, if VSOE or TPE is not determinable, the Company utilizes its best estimate of selling price in order to allocate consideration for those deliverables. Best estimate of selling price is developed by considering multiple factors including, but not limited to, sales, costs and margin objectives.

The adoption of the amended guidance in both ASU 2009-13 and ASU 2009-14 did not have a material effect on the Company's financial statements based on the Company's current operations.

The Company does not, in the normal course of business, provide a right of return to its customers.

j.	Provision for warranty

The Company grants warranty servicing for products sold. The Company expenses such warranty costs at the time revenues from the related sales are recognized. (See also Note 1i, above.) The annual provision is calculated as a percentage of sales, based on historical experience.

k.	Uncertainty in income taxes

The Company implements accounting guidance for accounting for Uncertainty in Income Taxes. Accordingly, a two-step approach to recognizing and measuring uncertain tax positions is applied. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. The Company's policy is to include interest related to unrecognized tax benefits within financial expenses and penalties within operating loss.

l.	Research and development expenses

Research and development expenses, which consist mainly of labor costs, are charged to income as incurred. Government grants received for development of projects are recognized as a reduction of these expenses.

Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and amortized over the period that the goods are delivered or the related services are performed, subject to an assessment of recoverability.

m.	Cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents.

n.	Loss per share

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during each year, net of treasury shares.

In computing diluted loss per share, basic loss per share is adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options granted under employee share compensation plans and warrants; and (ii) the conversion of convertible subordinated notes using the "if-converted" method, by adding to net income interest expense on the notes, income from devaluation to fair value of the Series B convertible subordinated notes and currency transaction gains and losses in connection with the notes, and by adding the weighted average number of shares issuable upon assumed conversion of the subordinated notes.

The Series A convertible subordinated notes, outstanding stock options and warrants, where applicable, have been excluded from the calculation of the diluted EPS for each of the three years ended December 31, 2011 due to their anti-dilutive effect. The Series B convertible subordinated notes were included in the calculation of the diluted EPS for the year ended December 31, 2011. See also Note 9m.

o.	Comprehensive loss

The Company's comprehensive loss consists of its net loss and, in the years ended December 31, 2009, 2010 and 2011, of unrealized gains and losses derived from marketable securities classified as available for sale (See also Note 1c above).

p.	Stock based compensation

Awards classified as equity awards are accounted for using the grant-date fair value method. The fair value of share-based payment transactions is recognized as expense over the requisite service period, net of estimated forfeitures. The Company estimated forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award. Awards that vest upon performance conditions are recognized using the accelerated method based on the multiple-option award approach.

q.	Deferred income taxes

Deferred taxes are determined utilizing the asset and liability method, based on the estimated future tax effect differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Valuation allowances are included in respect of deferred tax assets when it is more likely than not that no such assets will be realized. See Note 7d.

Taxes which would apply in the event of disposal of investments in non-Israeli subsidiaries have not been taken into account in computing deferred taxes, as it is the Company's policy to hold these investments, and not to realize them.

r.	Shipping and handling fees and costs

Shipping and handling costs related to revenues are classified as a component of cost of revenues.

s.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches, including market, income and/or cost approaches. Accounting guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is divided into three levels based on the reliability of inputs. For further disclosure, see Note 8d.

t.	Fair Value Option

Topic 815 provides entities with an option to report certain financial assets and liabilities at fair value, with subsequent changes in fair value reported in earnings. The election can be applied on an instrument-by-instrument basis. The company elected the fair value option to its Series B convertible notes, see also note 4b.

u.	Recently Issued Accounting Guidance

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among others, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy. For public entities, the amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company will adopt ASU 2011-04 on January 1, 2012. The Company does not expect ASU 2011-04 to have a material effect on its consolidated financial statements.

In 2011, the FASB amended its guidance regarding presentation of comprehensive income. The amendment eliminates the option to present items of other comprehensive income in the statement of changes in equity and requires an entity to present the components of net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements. The Company will adopt this amendment on January 1, 2012. The adoption will change the way the Company presents comprehensive income, as under current guidance, the Company presents comprehensive income within the statement of changes in equity in annual periods.

In December 2011, the FASB amended its guidance on disclosures about offsetting assets and liabilities. The amendment enhances disclosures regarding financial instruments and derivative instruments that are either (1) offset in accordance with GAAP or (2) subject to an enforceable master netting arrangement. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments in ASU 2011-11 must be applied for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect ASU 2011-11, which relates to disclosure matters only, to have an impact on the Company's consolidated financial position, results of operations or cash flows.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 2 - PROPERTY AND EQUIPMENT

Composition of assets, grouped by major classification, is as follows:

	December 31
	2010	2011
	In thousands
Cost:
Computers, software and equipment	$5,858	$6,394
Office furniture and equipment	174	179
Leasehold improvements	229	341
	6,261	6,914
Less - accumulated depreciation and amortization	5,338	5,864
	$923	$1,050

Depreciation and amortization expenses totaled $740,000, $737,000 and $526,000 in the years ended December 31, 2009, 2010 and 2011 respectively.

SEVERANCE PAY	12 Months Ended
Dec. 31, 2011
SEVERANCE PAY [Abstract]
SEVERANCE PAY
NOTE 3 - SEVERANCE PAY:

a.
Israeli labor laws and agreements require payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company's severance pay liability to its employees, mainly based upon length of service and the latest monthly salary (one month's salary for each year worked), is reflected by a balance sheet accrual under "accrued severance pay and other". The Company records the liability as if it were payable at each balance sheet date on an undiscounted basis.

The liability is partly funded by purchase of insurance policies or pension funds and by deposit of funds in dedicated deposits. The amounts funded are included in the balance sheet under "-Severance pay fund". The policies are the Company's assets and under labor agreements, subject to certain limitations, they may be transferred to the ownership of the beneficiary employees. The amounts funded as of December 31, 2010 and 2011 are approximately $3,611,000 and $3,248,000, respectively.

According to substantially all of the Company's current employment agreements, the Company makes regular deposits with insurance companies in order to secure employees' rights upon retirement. Thus, in accordance with these agreements, the Company is fully relieved from any severance pay liability. The liability accrued in respect of these employees and the amounts funded, as of the agreement date, are not reflected in the balance sheets, since the amounts funded are not under the control and management of the Company.

The Company accounts for severance pay liability as contemplated by accounting guidance with respect to vested benefit obligations for defined benefit pension plans and, accordingly, records the obligation on an undiscounted basis as if it were payable at each balance sheet date.

b.
The net amounts of pension and severance pay expense were $1.1 million $1.3 million and $740,000 for the years ended December 31, 2009, 2010 and 2011, respectively. Payments of $900,000, $1.1 million and $980,000 in the years ended December 31, 2009, 2010 and 2011, respectively, were in respect of the insurance policies that were expensed but not reflected in the balance sheet as described above.

c.
The Company expects to contribute approximately $870,000 in 2012 to insurance companies and pension funds, in respect of its severance pay liabilities expected to be incurred relating to 2012 operations.

d.
The Company does not expect to pay material future benefits to its employees upon their normal retirement age in the years 2012 through 2016 since there are no material obligations not covered by on-going severance deposits.

The statement in item d above does not include amounts that might be paid to employees who cease working for the Company before their normal retirement age.

CONVERTIBLE SUBORDINATED NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE SUBORDINATED NOTES [Abstract]
CONVERTIBLE SUBORDINATED NOTES
NOTE 4 - CONVERTIBLE SUBORDINATED NOTES

a.
On March 27, 2007, Orckit issued approximately $25.0 million principal amount of Series A convertible subordinated notes (the "Series A Notes") in a private placement. The Series A Notes were issued at their par value of NIS 107 million. The Series A Notes are due in 2017, linked to the Israeli consumer price index ("CPI") and pay interest, in NIS, semi-annually at the rate per annum of 6%, linked to the Israeli CPI. Holders of the Series A Notes had the right to request repayment of the principal amount in March 2012 and the Company presented the Notes balance as part of current liabilities in the consolidated balance sheet as of December 31, 2011. The Series A Notes are convertible at the election of the holders, at any time, into ordinary shares of Orckit at the initial conversion price of NIS 63 (equivalent to $15.00 per share on issuance date), subject to adjustment for customary events. Orckit has the right to force conversion of the Series A Notes at the conversion price if the market price of its ordinary shares exceeds $30.00 per share on 20 trading days within any consecutive 30 trading day period, subject to adjustment for customary events. Orckit listed the Notes on the Tel Aviv Stock Exchange. Based on the conversion price of NIS 63 per share applicable at December 31, 2011, taking into account the buy back of a portion the Series A Notes, see below, the Series A Notes were convertible into 1,285,640 ordinary shares of the Company at December 31, 2011.

Since the conversion price of the Notes is denominated in NIS, and the Company's functional currency is the U.S. dollar, this conversion option is deemed to be an embedded derivative that should be measured and accounted for separately. Accordingly, the conversion option is marked to market each reporting period with the difference recorded as financial income or expense.

The Company measured the fair value of the conversion feature on the issuance date at approximately $4.8 million. Since approximately $25 million was raised, the remaining $20 million was allocated to the Series A Notes, thereby creating a discount and increasing the effective interest rate. The discount is amortized over the period from issuance date to March 2012, the earliest possible repayment date. The amortized balance of the discount at December 31, 2011 was $300,000 (December 31, 2010 - $1.1 million). The amortized balance of the discount at December 31, 2010 and 2011 is net of a relative portion of the amount allocated to a portion of the Series A convertible notes that was repurchased in previous years.

At December 31, 2010 and December 31, 2011 the fair value of the conversion feature was $1 thousand and $0, respectively.

The fair value of the Notes at December 31, 2011, as traded on the Tel Aviv Stock Exchange, net of a relative portion of the amount allocated to a portion of the Series A convertible notes that was repurchased in previous years, was approximately $17.9 million (December 31, 2010 - $22.9 million).

b.
In June 2011, Orckit issued approximately $9.0 million principal amount of Series B convertible subordinated notes (the "Series B Notes") in a public offering in Israel. The Notes were issued at a price of NIS 940 per unit (each unit comprised of NIS 1,000 principal amount of Series B Notes). The Series B notes are due in 2017, bear interest at the rate of 8% per year, are not linked to the Israeli CPI and are convertible into the Company's ordinary shares at the election of the holder thereof at the price of NIS 10.00 per share (approximately $2.95 based on the U.S. Dollar/NIS exchange rate on issuance date), subject to adjustment for customary events. The gross proceeds of the offering were approximately $8.5 million and the net proceeds of the offering were approximately $8.0 million.

The issuance included the sale to the Company's two founders, who are executive officers and directors of the Company, of NIS 7,277,000 principal amount of the Series B notes (approximately $2.2 million based on the exchange rate at that time). The purchases by the Company's two founders were made on the same terms as all other individual investors and institutional investors, respectively, in the public offering in Israel.

Orckit listed the Series B Notes on the Tel Aviv Stock Exchange. Based on the conversio price of NIS 10.0 per share applicable at December 31, 2011, the Notes were convertible into 3,077,900 ordinary shares of the Company at December 31, 2011.

The Company records the Series B Notes on its consolidated balance sheet at their fair value, $4.7 million as of December 31, 2011, as traded on the Tel Aviv Stock Exchange (see also Note 8d). Of this amount, accrued interest in the amount of approximately $320,000, is included in accrued expenses on the consolidated balance sheet.

COMMITMENTS AND CONTINGENT LIABILITY	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITY [Abstract]
COMMITMENTS AND CONTINGENT LIABILITY
NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITY:

a.	Royalty commitment

The Company is committed to pay royalties to the Government of Israel on proceeds from sales of products whose research and development was funded, in part, by Government grants. At the time the grants were received, successful development of the related projects was not assured.

In the case of failure of a project that was partly financed by royalty-bearing Government participations, the Company is not obligated to pay any royalties to the Government.

In the case of the cancellation of a project that was partly financed by royalty-bearing Government participations, the Government of Israel may claim a refund of the grants that it made.

The royalty rate, based on the sales of products resulting from funded research and development projects, was fixed at 3% during the first three years and 3.5-4.5% thereafter. Royalties are paid biannually and are payable up to 100% of the amount of such grants, with the addition of annual interest based on LIBOR. Royalty expenses are classified as part of cost of revenues.

In the event that any of the manufacturing rights or technology is transferred out of Israel, subject to the approval of the Government of Israel, the Company would be required to pay royalties at a higher rate and an increased aggregate payback amount in the range of 120% to 300% of the grants received, based on the applicable project. The total aggregate contingent liability of the Company in respect of royalties to the Government of Israel at December 31, 2011 was approximately $16.7 million (excluding interest accrued).

Royalty expenses totaled $509,000, $366,000 and $645,000, in the years ended December 31, 2009, 2010 and 2011, respectively, and are included in the statements of operations in cost of revenues.

b.	Lease commitments

The Company has entered into several operating lease agreements with respect to its offices. The main agreement is for the premises it uses in Israel. The Company has an option to terminate this lease agreement on six-months' advance notice.

The projected annual rental payments for 2012 and for subsequent years, at rates and for leases in effect for 2011 at December 31, 2011, are approximately $900,000.

Lease expenses totaled $1,149,000, $1,161,000 and $1,225,000 in the years ended December 31, 2009, 2010 and 2011, respectively.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6 - SHAREHOLDERS' EQUITY:

a.	Share capital:

1)	Orckit's ordinary shares are traded in the United States on the Nasdaq Capital Market, under the symbol "ORCT" and on the Tel Aviv Stock Exchange in Israel.

On January 3, 2012 the Company received notification from the Nasdaq Listing Qualifications Staff indicating that the Company's securities were subject to delisting based upon the Company's non-compliance with the $10 million stockholders' equity requirement for continued listing on the Nasdaq Global Market. In March 2012, the Nasdaq Listing Qualifications Panel granted the Company's request for continued listing and for a transfer of its listing from the Nasdaq Global Market to the Nasdaq Capital Market.

The Company's continued listing on The NASDAQ Capital Market is subject to certain conditions, including the Company's meeting, by June 27, 2012, the applicable $2.5 million stockholders' equity requirement for continued listing on the Capital Market, and the submission of financial projections for the Panel's review evidencing the Company's ability to sustain compliance with that requirement through the end of 2012. The Company also remains subject to a grace period through August 13, 2012, by which date the Company must evidence compliance with NASDAQ's minimum bid price requirement of $1.00 per share. In the event the Company does not regain compliance with the bid price requirement by that date, it may be eligible for an additional 180-day compliance period, provided it meets all initial listing criteria for the Capital Market, with the exception of the bid price and market value of publicly held shares requirements.

2)	Treasury shares

The Company holds 2,644,839 ordinary shares of Orckit acquired at a cost of $5,644,000. For as long as such ordinary shares are owned by the Company, they have no rights and, accordingly, are neither eligible to participate in or receive any future dividends which may be paid to shareholders of Orckit nor are they entitled to participate in, be voted at, or be counted as part of the quorum for, any meeting of shareholders of Orckit.

3)	Exercise of options

Under the Employee Share Option Plan (see Note 6b. below), options to purchase 164,176, 263,891 and 37,737 ordinary shares were exercised in the years ended December 31, 2009, 2010 and 2011, respectively.

4)	As to the issuance of share capital and warrants, see 6e below.

b.	Employee Share Option Plan

The Company recorded compensation costs related to option grants of $1,691,000, $1,572,000 and $1,086,000 for the years ended December 31, 2009, 2010 and 2011, respectively.

In February 1994, Orckit's Board of Directors approved an Employee Share Option Plan (the "Plan"). The total aggregate number of shares authorized for which options could be granted under the Plan (as amended in 2003), was 13,511,088  at December 31, 2011, of which options to purchase 7,061,414  shares have been exercised, options to purchase 5,099,957  shares have been granted and are outstanding and options to purchase 1,349,717 shares are available for future grant.  Option awards are granted with an exercise price as determined by the Company. Option awards generally vest between three to seven years and generally have a contractual term from seven to eleven years. The Company's policy is to issue new shares to satisfy exercises of share options.

As a result of an amendment to Section 102 of the Tax Ordinance as part of the 2003 Israeli tax reform, and pursuant to an election made by the Company thereunder, gains derived by employees (which term includes directors) in Israel arising from the shares acquired pursuant to the exercise of options granted to them through a trustee under Section 102 of the Tax Ordinance after January 1, 2003, will generally be subject to a flat capital gains tax rate of 25%, if held by the trustee for the minimum period required by law. In accordance with the track chosen by the Company, the Company is not allowed to claim, as an expense for tax purposes, the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company's accounts in respect of options granted to employees under the plan, with the exception of the work-income benefit component, if any, determined on the grant date.

The Company grants two types of awards, (a) non-performance options, which are options with a vesting period, but no additional performance criteria, and (b) performance goals options, which are contingent upon meeting specified performance goals. Certain performance goals options are, in addition to their performance goals, subject to a vesting period which commences upon meeting the performance goals.

Non-performance options:

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of the Company's share price (eliminating nonrecurring one-time events) and other factors. The Company uses historical data to estimate option exercise and employee termination models. The expected term of options granted represents the period of time that options granted are expected to be outstanding based on the historical behavior of employees.

The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The following assumptions were made in the computation of the fair value of each option award using the Black-Scholes option-pricing model.

	Year ended December 31
	2009	2010	2011
Expected dividend yield	0%	0%	0%
Expected volatility	70%	71%	66%
Risk-free interest rate	1.2%	1.3%	0.4%
Expected term - in years	2.7	3.2	2.9

A summary of option activity for non-performance options (options with a vesting period, but no additional performance criteria)   under the Plan as of  December 31, 2011, and changes during the year then ended, is presented below:

Options	Number of options	Weighted average exercise price (per option)	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	4,234,698	$9.06
Granted	487,810	$1.69
Exercised	(37,737)	$0.34
Forfeited	(605,500)	$5.25
Cancelled Performance goals (1)	135,132	$1.42
Expired	(6,234)	$6.96
Outstanding at December 31, 2011	4,208,169	$8.04	3.98	$16
Exercisable at December 31, 2011	2,387,465	$12.51	2.11	$1

(1)
In 2011, the performance goals relating to 135,132 options were cancelled. Following this cancellation, these options became non-performance options with only satisfaction of a vesting period required.

The weighted-average grant-date fair value of this type of option granted during the years  2009, 2010 and 2011 was $0.89, $0.85 and $0.34, respectively. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011, was $354,000, $829,000 and $59,000, respectively.

As of December 31, 2011, there was approximately $970,000 of total unrecognized compensation cost related to these nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 1.9 years.

The Company modified the exercise price of options in  2011 for 55 employees. Total expenses resulting from the modifications was $230,000.

The Company modified the expiration date of options in 2011 for 17 employees. The total expense resulting from the modifications was $16,000.

Performance based options:

These awards include options that are contingent upon meeting specified performance goals. The fair value of these options was estimated on the date of grant using the same option valuation model used for non-performance options. When the Company assumes that performance goals will not be achieved, no compensation cost has been recorded with respect thereto. Upon reaching the point in time when the Company believes that the performance goals will be achieved, the Company will record a catch-up of share-based compensation expenses for all vesting periods completed through that date.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of the Company's share price (eliminating nonrecurring one-time events) and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding based on historical behavior of employees.

The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

In 2009, 2010 and 2011, there were no grants of performance based options.

A summary of performance based option activity under the Plan as of December 31, 2011, and changes during the year then ended, is presented below:

Options	Number of options	Weighted average exercise price (per option)	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	1,075,326	$6.18
Forfeited	(48,406)	$9.88
Cancelled Performance goals (1)	(135,132)	$6.07
Outstanding at December 31, 2011	891,788	$6.12	4.82	$1
Exercisable at December 31, 2011	141,788	$5.77	2.52	$1

(1)	In 2011 the performance goals relevant to 135,132 options were cancelled. Following this cancellation, these options became non-performance options with only satisfaction of a vesting period required.

The total intrinsic value of options exercised during each of the three years ended December 31 2009, 2010 and 2011, was $0.

As of December 31, 2011, there was no unrecognized compensation cost related to these non-vested share-based compensation arrangements granted under the Plan.

When the Company assumes that performance goals will not be achieved, these options are included with a fair value of $0 and no compensation cost is recorded with respect thereto.

c.	Dividends

In the event cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency.

d.	Shareholder Bonus Rights Plan

On November 21, 2001, Orckit's Board of Directors adopted a Shareholder Bonus Rights Plan (the "Rights Plan") pursuant to which share purchase bonus rights (the "Rights") were distributed on December 6, 2001, at the rate of one Right for each of Orckit's ordinary shares held by shareholders of record as of the close of business on that date. In 2011, the Rights Plan was extended until December 31, 2014.

The Rights Plan is intended to help ensure that all of the Company's shareholders are able to realize the long-term value of their investment in the Company in the event of a potential takeover which does not reflect the full value of the Company and is otherwise not in the best interests of the Company and its shareholders. The Rights Plan is also intended to deter unfair or coercive takeover tactics.

The Rights will be exercisable and transferable apart from Orckit's ordinary shares only if a person or group becomes an "Acquiring Person" by acquiring beneficial ownership of 15% or more of Orckit's ordinary shares, subject to certain exceptions set forth in the Rights Plan, or commences a tender or exchange offer upon consummation of which such person or group would become an Acquiring Person. Subject to certain conditions described in the Rights Plan, once the Rights become exercisable, the holders of Rights, other than the Acquiring Person, will be entitled to purchase ordinary shares at a discount.

e.	Issuance of share capital and warrants

1)
On April 1, 2010, the Company closed a "registered direct" public offering with investors for the sale of 2,810,000 ordinary shares and warrants to purchase 702,500 ordinary shares (the "Primary Warrants"), as well as contingent warrants. The Primary Warrants are exercisable until April 1, 2015, have an exercise price of $5.66 per share and will not be listed on any securities exchange.

If the closing price of Orckit's ordinary shares for any 20 trading day period within a 30 trading day period following April 1, 2011, the one year anniversary of the closing, is equal to or greater than $11.32 per share, then Orckit may, in its sole discretion, subject to certain terms stipulated in the warrant agreement, elect to require the exercise of all of the then unexercised primary warrants. Through December 31, 2011, the closing price of Orckit's ordinary shares did not satisfy this condition. In the event that the Company requires the exercise of the primary warrants, subject to certain conditions, the contingent warrants to purchase an equal number of ordinary shares would become exercisable until April 1, 2015 at a price of $11.32 per share. The contingent warrants will not be listed on any securities exchange.

The ordinary shares, warrants and contingent warrants were sold in units consisting of one ordinary share, 0.25 primary warrants to purchase one ordinary share, and 0.25 contingent warrants (which become effective only upon a forced exercise of the primary warrants, as described above) to purchase one ordinary share, at a price of $3.78 per unit.

The gross proceeds of the offering were approximately $10.6 million and the net proceeds, after deducting the placement agent's fee and offering expenses, were approximately $9.7 million.

The Company's two founders, who are executive officers and directors of the Company, were among the investors in the offering and purchased a total of 175,000 units. No placement fee was paid in the connection with the sale to the founders.

Through December 31, 2011, none of the Primary Warrants were exercised.

2)
On December 3, 2010, the Company closed a public offering of units, each consisting of one ordinary share and a warrant to purchase 0.60 of an ordinary share, at a total price of $2.75 per unit. The warrants are exercisable until December 3, 2015, have an exercise price of $3.50 per share and will not be listed on any securities exchange. Including the sale of units to the Company's founders referred to below, the units sold included the sale of 3,045,452 ordinary shares and warrants to purchase 1,827,271 ordinary shares.

2,136,362 units in the offering were purchased by underwriters pursuant to an underwriting agreement. An additional 669,090 units in the offering were purchased by a fund affiliated with a person who was a director of Orckit at the time of the purchase, pursuant to subscription agreements that contained terms and conditions substantially the same as those provided in the underwriting agreement.

In addition, the Company's two founders, who are executive officers and directors, purchased a total of 240,000 units, after receipt of shareholder approval at a shareholders' meeting held in March 2011. No underwriting discounts were paid with respect to the sales to the two founders or to the affiliated Fund.

The gross proceeds of the offering were $8.4 million, including the proceeds from the sale to the two founders, and net proceeds, after deducting the underwriting discount and offering expenses, were approximately $7.3 million.

3)
On August 3, 2010, the Company entered into a Standby Equity Purchase Agreement ("SEPA"). The SEPA provides that, upon the terms and subject to the conditions set forth therein, YA Global is committed to purchase up to $10 million of the Company's ordinary shares in multiple tranches over a commitment period of up to three years. The Company will issue the ordinary shares under the SEPA pursuant to its effective Registration Statement.

From time to time, and at its sole discretion, the Company may present YA Global with an advance notice requiring YA Global to purchase ordinary shares. For each ordinary share purchased under the SEPA, YA Global will pay 95.5% of the lowest daily volume weighted average price, or VWAP, of the ordinary shares on NASDAQ during the five NASDAQ trading days following the Company's advance notice. The amount of each advance requested may be up to $500,000, unless otherwise mutually agreed to by the Company and YA Global. The amount issued pursuant to any advance also may not cause the aggregate number of ordinary shares beneficially owned by YA Global and its affiliates at any point in time to exceed 4.99% of the Company's then outstanding ordinary shares.

Advances are also subject to the availability of a sufficient aggregate offering price of ordinary shares registered under the shelf registration statement. As of December 31, 2011, no shares had been issued pursuant to the SEPA.

The SEPA provides for a commitment fee equal to 2% of YA Global's commitment, of which $100,000 in respect of the first $5 million of YA Global's commitment,  was paid in 2010 by the issuance of  36,414 of the Company's ordinary shares to YA Global.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 7 - TAXES ON INCOME:

a.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law")

Under the Law, by virtue of the "approved enterprise" status granted to the enterprises of Corrigent, the holder of the "approved enterprise" status is entitled to various tax benefits, including the following:

1)	Reduced tax rates

The period of tax benefits is 7 years, commencing in the first year in which the Company earns taxable income from the approved enterprise, subject to certain limitations. Income derived from the approved enterprise is tax exempt for a period of 2 years, after which the income from these enterprises is taxable at reduced tax rates for 5 years, the remainder of the period of tax benefits.

2)	Conditions for entitlement to the benefits

The entitlement to the above benefits is conditional upon fulfilling the conditions stipulated by the Law, regulations published thereunder and the instruments of approval for the specific investments in approved enterprises. In the event of failure to comply with these conditions, the benefits may be reduced or cancelled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the Israeli CPI and interest.

In the event of distribution of cash dividends out of income which was tax exempt as above, the Company would have to pay 25% tax in respect of the amount distributed.

b.	Tax rates applicable to income from other sources:

1)	Income from other sources in Israel

Income not eligible for approved enterprise benefits mentioned in Note 7a. above is taxed at the regular rate.  Under the provisions of the Law for Amendment of the Income Tax Ordinance (2005), the corporate tax rate is to be gradually reduced as from August 2005. As a result of the aforementioned amendment, the corporate tax rate for 2009 and thereafter is as follows:  2009 - 26% and for 2010 and thereafter - 25%.

On July 14, 2009, the Economic Rationalization Law (Legislation Amendments for the Implementation of the Economic Plan for the years 2009 and 2010), 2009 (hereafter - "Amendment 2009"), was passed in the Israeli Parliament (the Knesset; this law provided for, inter alia, a further gradual reduction of the corporate tax rate beginning in 2011, as follows: 2011 - 24%, 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20%, 2016 and thereafter - 18%.

On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendments (2011) was published in the official gazette. Under this law, the previously approved gradual decrease in corporate tax is discontinued. The corporate tax rate will increase to 25% beginning in 2012.

2)	Income of non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence.

c.	Measurement of the results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985

Until December 31, 2007, results for tax purposes were measured on a real basis adjusted for the increase in the Israeli CPI. As explained in Note 1a(2), the financial statements are presented in dollars. The difference between the change in the Israeli CPI and the NIS-dollar exchange rate, both on annual and cumulative bases, causes a difference between taxable income and income reflected in these financial statements.

Effective January 1, 2008, the provisions of the Inflationary Adjustments Law will no longer apply to the Company in 2008 and thereafter.

Accounting guidance prohibits the recognition of deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are measured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the abovementioned differences were not reflected in the computation of deferred tax assets and liabilities.

d.	Deferred income taxes

At December 31, 2011, the Company had accumulated tax losses amounting to approximately $250 million (December 31, 2010 - approximately $240 million) and carry forward capital losses for tax purposes of approximately $61 million (December 31, 2010 - $65 million). These losses are mainly denominated in NIS. Accumulated business tax losses are available indefinitely to offset future taxable business income, and carry forward capital losses for tax purposes are available indefinitely to offset future capital gains only. Orckit and each of its subsidiaries are assessed on a stand-alone basis. As a result, accumulated tax losses in each of the entities can offset future taxable business income only in the entity in which they were generated. Substantially all of the carry forward amounts have no expiration date.

At December 31, 2011, the Company had a net deferred tax asset (mostly in respect of carry forward losses and capital losses), in the amount of approximately $81 million (December 31, 2010 - approximately $61 million). The net deferred tax asset increased by approximately $20 million due to business losses in 2011, and increase in the estimated future tax rate to be effective upon the utilization of the carry-forward losses (See note 7b(1)). A valuation allowance for the entire amount of such asset was set up, and consequently no deferred tax asset is recorded in the balance sheet, since it is more likely than not that the deferred tax assets will not be realized in the foreseeable future.

e.	Uncertain tax positions:

Following is a reconciliation of the total amounts of the Company's unrecognized tax benefits at the beginning and the end of the years ended on December 31, 2009, 2010 and 2011:

	Year ended December 31
	2009	2010	2011
	In thousands
Balance at beginning of year	$201	$221	$241
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	20	20	20
Balance at end of year	$221	$241	$261

A summary of open tax years by major jurisdiction is presented below:

Jurisdiction:	Years:
Israel	2007-2011
United States	2006-2011
Japan	2004-2011

f.	Tax rate reconciliation

In 2011, 2010, and 2009, the main reconciling item from the statutory tax rate of the Company (2011 - 24%, representing a theoretical tax benefit of approximately $4.4 million; 2010 - 25%, representing a theoretical tax benefit of approximately $6 million; 2009 - 26%, representing a theoretical tax benefit of approximately $7.6 million) to the effective tax rate (0%) is the set up of a valuation allowance against the deferred tax asset created in respect of the losses in 2011, 2010 and 2009.

FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
NOTE 8 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

a.	Balances in non-dollar currencies:

1)	As follows:

	December 31
	2010	2011
	In thousands
Assets	$26,244	$21,937
Liabilities	$32,639	$38,314

The non U.S. dollar amounts above mainly represent balances in Israeli currency.

2)	Data regarding the rate of exchange and the Israeli CPI:

	Year ended December 31
	2009	2010	2011
Rate of devaluation (evaluation) of the Israeli
currency against the dollar	(0.7)%	(6.0)%	7.0%
Rate of devaluation (evaluation) of the Yen
against the dollar	(2.1)%	13.1%	5.7%
Rate of increase in the Israeli CPI	3.9%	2.7%	2.2%
Exchange rate at end of year - $ 1=	NIS 3.775	NIS 3.549	NIS 3.821

b.	Fair value of financial instruments

The fair value of financial instruments included in working capital is usually identical or close to their carrying value.

As to the fair value of the Company's securities, all of which are classified as available for sale as of balance sheet dates, see Note 9a.

As to the fair value of the Company's convertible subordinated notes, see Note 4.

c.	Concentrations of credit risks

At December 31, 2010 and 2011, substantially all of the Company's cash and cash equivalents were held by international and Israeli banks. Substantially all of the Company's securities (marketable and other) were held by international and Israeli banks. Most of these securities represent debentures issued by a number of US and Israeli corporations and agencies. A relatively small portion of the Company's investment portfolio as of December 31, 2011 is invested in non-quoted Israeli corporate debentures (see also Note 9a).

The Company evaluates on a current basis its financial exposure with any financial institution or commercial issuer.

The trade receivable balance at December 31, 2010 and 2011 was derived from several customers. The Company is of the opinion that the exposure to credit risk relating to these trade receivables is limited.

d.	Items Measured at Fair Value on a Recurring Basis

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011 and 2010 ($ in thousands):

	Fair Value Measurements at Reporting Date Using
	Level 1	Level 2	Level 3	Total
December 31, 2011
Assets:
Available for sale securities	$18,381	$1,322		$19,703

Derivatives - presented net of
convertible notes among
long-term liabilities			$0	$0

Liabilites:
Convertible subordinated notes, Series B (including accrued interest)	$4,712			$4,712

December 31, 2010
Assets:
Available for sale securities	$20,439	$7,497		$27,936

Derivatives - presented net of
convertible notes among
long-term liabilities			$1	$1

•
Level 1- Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment. Assets and liabilities utilizing Level 1 inputs include available for sale securities traded in an active market.

•
Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. Assets and liabilities utilizing Level 2 inputs include  available for sale securities which are not traded in an active market. The calculation is based on observable inputs including interest rate curves and publicly available discount rates.

•
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement. Assets utilizing Level 3 inputs include the fair value of the derivatives embeded in the convertible subordinated notes , which are determined using a valuation model. The valuation model relies on Level 3 inputs including, among other things: (i) estimated future volatility of the Company's share price; (ii) future risk free interest rates; and (iii) expected period in which the notes will be converted. These estimated fair values are subject to uncertainties that are difficult to predict; therefore these derivatives have been classified as Level 3 fair value hierarchy. The derivatives' fair value at December 31, 2010 was recorded as a libility of approximately $1 thousand. During the year ended December 31, 2011, the fair value of the derivatives decreased to $0.

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 9 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Balance sheets:

a.	Marketable securities:

As of December 31, 2011 the Company's entire investment portfolio is classified as available for sale. On December 31, 2010, the Company reclassified its entire portion of investment portfolio classified as held-to-maturity as of that date, to available-for-sale, since based on management's evaluation, the Company might not hold these securities to maturity, but rather sell a portion of the securities to provide funds for operations. As a result, a net unrecognized loss of approximately $160,000 was recognized as a separate component of comprehensive income (loss) as of that date.

The securities mature over the following years:

	December 31
	2010	2011
	In thousands
Mature within 12 months	$11,585	$5,347
Mature after one year up to 2 years	5,629	4,047
Mature after two years up to 3 years	3,590	3,732
Mature after 3 years up to 7 years	7,132	5,515
Mature after 7 years up to 25 years	-,-	1,062
	$27,936	$19,703

At December 31, 2010 and 2011, the amortized cost basis, aggregate fair value and unrealized holding gains and losses by securities were as follows:

	Amortized cost	Aggregate fair value	Unrealized gains	Unrealized losses
	In thousands
December 31, 2010:
Quoted Israeli
corporate debentures	$13,240	$12,385	$551		$(1,406)
Quoted non-Israeli
corporate debentures	8,065	8,054	5		(16)
Non-quoted Israeli
corporate debentures	7,493	7,497	9		(5)
	$28,798	$27,936	$565	$	*(1,427)
December 31, 2011:
Quoted Israeli
corporate debentures	$20,895	$17,868	$198		$(3,225)
Quoted non-Israeli
corporate debentures	514	513	-,-		(1)
Non-quoted Israeli
corporate debentures	1,834	1,322	7		(519)
	$23,243	$19,703	$205	$	**(3,745)

*	Including an other-than-temporary impairment of approximately $1 million which was recorded as financial expense in the consolidated statement of operations.
**	As of December 31, 2011, the company recognized other than temporary impairment on all investments in an unrealized loss position.

	December 31
	2010	2011
	In thousands
b. Trade receivables
Open accounts	$6,624	$6,482

The allowance for doubtful accounts at December 31, 2010 and 2011 was zero.

	December 31
	2010	2011
	In thousands
c. Other current assets:
Government of Israel	$1,517	$300
Prepaid expenses	622	475
Advances to suppliers	995	1,451
Sundry	63	12
	$3,197	$2,238

d. Inventories:
Raw materials	$169	$524
Finished goods	3,014	3,558
	$3,183	$4,082

e. Accrued expenses and other payables:

	December 31
	2010	2011
	In thousands
Accrued expenses in respect of deferred income, see f. below	$91	$94
Employees and employee institutions	1,672	1,411
Provision for vacation pay	1,101	624
Provision for warranty *	911	1,217
Accrued royalties and commitments	1,249	1,733
Accrued interest	400	699
Advances from customers	279	-,-
Executives	130	372
Sundry	1,077	28
	$6,910	$6,178

	Year ended December 31
	2009	2010	2011
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$894	$998	$911
Payments made under the warranty	(344)	(440)	(184)
Product warranties issued for new sales	448	550	585
Changes in accrual in respect of pre-existing warranties	-,-	(197)	(95)
Balance at end of year	$998	$911	$1,217

f. Deferred income:

	December 31
	2010		2011
	In thousands
Revenues to be recognized in future periods		$2,024		$2,350
Applicable PCS, warranty and other costs		(91)		(94)
	$	*1,933	$	*2,256

	Year ended December 31
	2009	2010	2011
	In thousands
* The changes in the balance during the year:
Balance at beginning of year	$2,787	$1,371	$1,933
Recognized during the year	(2,181)	(849)	(1,069)
Deferred income relating to new sales	765	1,411	1,392
Balance at end of year	$1,371	$1,933	$2,256

Statements of operations:

g.	Segment information and revenues from principal customers

The Company operates in one operating segment. Disaggregated financial data is provided below as follows: (1) revenues by geographic area; and (2) revenues from principal customers:

1)	Geographic information

Following is a summary of revenues by geographic area. The Company sells its products mainly to telecommunications carriers. Revenues are attributed to geographic areas based on the location of the end users as follows:

	Year ended December 31
	2009	2010	2011
	In thousands
Japan	$6,015	$3,485	$2,694
Germany	1,725	1,947	3,308
Korea	2,916	242	169
United States	1,655	135	194
India	-,-	5,852	2,622
Sweden	-,-	1,360	3,601
Other	416	1,610	2,997
	$12,727	$14,631	$15,585

A majority of the Company's property and equipment is located in Israel.

2)	Revenues from principal customers - revenues from a single customer that exceeds 10% of total revenues in the relevant year:

	Year ended December 31
	2009	2010	2011
	In thousands
Customer A	$5,604	$3,387	$2,584
Customer B	$1,725	$968	$403
Customer C	$2,916	$242	$117
Customer D	$1,655	$135	$194
Customer E	-	$5,852	$2,622
Customer F	-	$1,360	$3,601

h.	Cost of revenues:

	Year ended December 31
	2009	2010	2011
	In thousands
Materials consumed, subcontractors
and other production expenses	$7,615	$8,234	$6,713
Payroll and related expenses	1,042	1,173	1,025
Depreciation	168	230	173
Increase in inventories of finished products	(1,429)	(854)	(544)
Other	848	557	1,279
	$8,244	$9,340	$8,646

i.	Research and development expenses - net:

	Year ended December 31
	2009	2010	2011
	In thousands
Total expenses	$15,330	$16,667	$13,118
Less - grants and participations, see Note 5a	1,722	2,569	3,209
	$13,608	$14,098	$9,909

j.	Financial expenses - net:

Income:
Interest on bank deposits	$72	$17	$35
Gain and interest on marketable securities	2,901	2,167	1,826
Other (including mainly currency transaction gains, net)	28	-,-	-,-
	$3,001	$2,184	$1,861

Expenses:
Interest in respect of convertible subordinated notes and bank loans	$2,137	$1,962	$2,477
Amortization of convertible subordinated
notes issuance costs and discount	1,129	1,333	894
Impairment and loss from the sale of marketable securities	97	447	3,013
Other (mainly currency transaction
losses and bank charges, net)	-,-	84	468
	3,363	3,826	6,852
	$(362)	$(1,642)	$(4,991)

k.	Other income:

The Company recorded other income of $369,000 in the year ended December 31, 2011 ($1.6 million in the year ended December 31, 2010) as a result of the sale of an equity investment.

l.	Transactions with related parties:

Since July 1, 2003 and through June 30, 2011, the Company has provided Tikcro, a related party, with certain administrative services. The agreement between the parties was terminated on June 30, 2011. The amount paid by Tikcro for such services for each of the two years ended December 31, 2010 was $48,000, and for the period from January 1, 2011 to June 30, 2011 was $24,000.

As to the purchase of shares and warrants by two executives, see note 6e.

m.	Loss per share:

As of December 31, 2009, 2010 and 2011, options to purchase a total amount of 5,167,509, 5,310,025 and 5,099,957 shares, respectively, were not taken into account, because of their anti dilutive effect or because performance based options did not have goals which were probable to be met.

As of December 31, 2009, 2010 and 2011, an aggregate of 1,543,000, 1,285,714 and 1,285,640 shares, respectively, which could be issued in connection with the conversion of Series A convertible subordinated notes, were not taken into account because of their anti-dilutive effect.

As of December 31, 2010 and 2011, warrants to purchase a total amount of 2,385,771 and 2,529,771 shares, were not taken into account, because of their anti dilutive effect.

As of December 31, 2011, an aggregate of 3,077,900 shares, which could be issued in connection with the conversion of Series B convertible subordinated notes (originally issued in June 2011, see note 4) were taken into account because of their dilutive effect.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
NOTE 10 - SUBSEQUENT EVENT

On February 15, 2012, following the approval of the Company's audit committee and board of directors, the Company reached an arrangement in principle with the representatives of the Company's Series A note holders and the representatives of the Company's Series B note holders (the "Arrangement").

The Arrangement contemplates the deferral of the early redemption right of the Series A note holders over approximately 29 months. The date of this early redemption right, originally scheduled for March 2012, has been deferred by the Series A note holders until June 15, 2012. This was done to allow the meetings of the Series A and Series B note holders and the Company's shareholders to approve the Arrangement prior to the right of redemption coming into effect. The Arrangement would not reduce the total amounts payable to the note holders.

Under the Arrangement, each holder of Series A notes that requests early redemption of its notes would be entitled to its pro rata portion of the payments with respect to the Series A notes listed below (includes CPI linkage and, unless otherwise specified below and accrued interest except for interest accrued over the previous five-and-a-half months). Each holder of Series B notes that requests partial early redemption of its notes would be entitled to its pro rata portion of the payments with respect to the Series B notes listed below (includes accrued interest):

Payment Date	Series A Notes	Series B Notes
July or August 2012*	$9.8 million (or $9.7 million)**	$441,000 (or $573,000)**
October 2, 2012	$2.6 million (or $2.4 million)**	$191,000 (or $382,000)**
March 29, 2013	$1.4 million	$153,000
July 1, 2014	$11.7 million (or $12.0 million)** plus accrued interest	$204,000

*	This is an estimated date.

**
The amount in parentheses would be due if, by the applicable payment date, less than an aggregate of approximately $3 million of the outstanding principal amount of the Series A notes and Series B notes was converted into ordinary shares (not including conversions by the Company's two founders who are also executive officers).

Series A note holders that do not elect early redemption of their notes would be entitled to repayment on the original maturity date of their notes in March 2017.

In consideration and in order to encourage note holders to convert their notes, the conversion prices of the Series A and Series B notes would be significantly reduced. Specifically, during the period from the effective date of the Arrangement until the later of 20 days after the effective date of the Arrangement and June 25, 2012, the Series A notes would have a conversion price of approximately $0.37 per share, after which time the conversion price would be approximately $2.04 per share.  The conversion price of the Series B notes would be approximately $2.04 during the initial ten-day period following the effective date of the Arrangement and approximately $0.49 per share during the subsequent 25-day period, after which the conversion price would revert back to approximately $2.04 per share (based on the U.S. Dollar/NIS exchange rate at March 29, 2012).  Generally a  reduction in the conversion price of debt results in the recognition of a charge to the statement of operations. The Company may need to record a charge upon such change, if any.

To the extent notes are converted, the required payments to the note holders will be reduced in the reverse order of maturity, beginning with the last payment to be made according to the schedule of payments.

In addition, under the Arrangement, the prevailing market price of the Company's shares at which the Company would be entitled to force the conversion of the Series A and Series B notes would be set at $3.00 per share. Currently, the Company does not have the right to force conversion of Series B notes, and the market price at which the Company is entitled to force conversion of the Series A notes is $30.00 per share.

On February 22, 2012, the Company filed a petition with the District Court of Tel Aviv regarding the Arrangement, as required by the Section 350 of the Israeli Companies Law. Following the Court aproval of the Company's request to convene meetings of the Series A note holders and Series B note holders and the Company's shareholders, during Aprial 2012, the Company's shareholders approved the Arrangement, and on May 2012, the Series A note holders and the Series B note holders approved the Arrangement at their respective meetings. For the Arrangement to come into effect, a final court approval, according to Section 350 of the Israeli Companies Law, is required. Based on the advice of counsel which was based on their analysis of similar cases, management believes the Arrangement will be approved by court.